DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 19 –DISCONTINUED OPERATIONS

On March 31, 2014, we sold all right, title and interest in the tangible and intangible assets, trademarks, customer lists, intellectual property and rights, which we owned and were related to the advanced skin care business. The assets were sold to MySkin Services, Inc. (“MTA”), a business partly owned by Ms. Stoppenhagen, our former President and director, in exchange for a $15,000 payable we owed to Ms. Stoppenhagen and/or MTA. In addition, MTA assumed all costs associated with these assets starting on March 31, 2014. See Note 1 for further detail on our change in operations.

The following details our loss from discontinued operations:

	Years Ended December 31,
	2015	2014
Revenues	$—	$20,684

Operating expenses:
Selling, general and administrative	—	63,872
Depreciation	—	—
Loss on disposal of assets	—	15,704
Total operating expenses	—	79,576

Loss from discontinued operations, before income taxes	—	(58,892
Provision for income taxes	—	—

Loss from discontinued operations, net of income taxes	$—	$(58,892)